Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current
Cash and cash equivalents	$ 15,859	$ 12,450
Pool receivables from affiliates, net (note 14e)	2,664	8,606
Accounts receivable	157	175
Interest receivable on investment in term loans (note 5)	1,754	1,811
Due from affiliates (note 14c)	12,610	12,357
Prepaid expenses	3,395	2,492
Other current assets	308	146
Total current assets	36,747	38,037
Vessels and equipment
At cost, less accumulated depreciation of $247.0 million (2010 - $203.8 million)	716,567	757,437
Investment in term loans (note 5)	116,844	116,014
Loan to joint venture (note 6)	9,830	9,830
Other non-current assets	1,938	1,889
Goodwill (note 7)	0	13,310
Total assets	881,926	936,517
Current
Accounts payable	1,935	2,124
Accrued liabilities (notes 8 and 14c)	7,423	7,949
Current portion of long-term debt (note 9)	1,800	1,800
Current portion of derivative instruments (note 10)	4,027	4,509
Deferred revenue	1,777	2,028
Due to affiliates (note 14c)	4,999	5,841
Other current liabilities	115	277
Total current liabilities	22,076	24,528
Long-term debt (note 9)	347,100	452,228
Derivative instruments (note 10)	20,151	14,339
Other long-term liabilities (note 11)	3,228	2,733
Total liabilities	392,555	493,828
Commitments and contingencies (notes 6,10 and 15)
Equity
Common stock and additional paid-in capital (300 million shares authorized, 49.4 million Class A and 12.5 million Class B shares issued and outstanding as of December 31, 2011 and 39.5 million Class A and 12.5 million Class B shares issued and outstanding as of December 31, 2010) (notes 3, 13 and 20)	588,441	481,336
Accumulated Deficit	(99,070)	(38,647)
Total equity	489,371	442,689
Total liabilities and equity	$ 881,926	$ 936,517